Interim Consolidated Balance Sheets - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 5)	R$ 738.9	R$ 762.3
Short-term investments (Note 6)	627.7	1,036.1
Restricted investments (Note 7)	3.9	8.8
Trade and other receivables	1,166.1	914.4
Inventories	175.1	150.4
Taxes recoverable	108.5	112.9
Derivative financial instruments (Note 15)	12.5	10.3
Prepaid expenses	104.7	109.8
Related parties (Note 8)	75.9	73.2
Other current assets	90.2	125.9
Total current assets	3,103.5	3,304.1
Non-current assets
Related parties (Note 8)	9.9	9.7
Long-term investments (Note 15)	906.4	836.0
Security deposits and maintenance reserves (Note 9)	1,329.7	1,259.1
Derivative financial instruments (Note 15)	430.3	410.5
Prepaid expenses	9.3	4.5
Other non-current assets	216.7	206.0
Property and equipment (Note 10)	3,434.8	3,325.5
Intangible assets	960.7	961.0
Total non-current assets	7,297.8	7,012.3
Total assets	10,401.3	10,316.4
Current liabilities
Loans and financing (Note 12)	581.6	568.2
Accounts payable	947.7	953.5
Air traffic liability	1,271.5	1,287.4
Salaries, wages and benefits	250.4	246.3
Insurance premiums payable	19.5	24.4
Taxes payable	29.9	44.4
Federal tax installment payment program	9.7	9.8
Financial instruments (Note 15)	46.1	48.5
Other current liabilities	160.2	151.7
Total current liabilities	3,316.6	3,334.2
Non-current liabilities
Loans and financing (Note 12)	2,806.0	2,921.7
Financial instruments (Note 15)	384.4	378.4
Deferred income taxes (Note 11)	364.3	326.9
Federal tax installment payment program (Note 11)	103.0	105.4
Provision for tax, civil and labor risk (Note 20)	77.3	73.2
Other non-current liabilities	331.0	343.0
Total non-current liabilities	4,066.0	4,148.6
Equity
Issued capital (Note 13)	2,182.5	2,163.4
Capital reserve	1,895.4	1,898.9
Treasury shares (Note 13)	(4.1)	(2.7)
Other comprehensive loss (Note 13)	(9.2)	(11.2)
Accumulated losses	(1,045.9)	(1,214.8)
Total equity	3,018.7	2,833.6
Total liabilities and equity	R$ 10,401.3	R$ 10,316.4